Cover	Aug. 17, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 17, 2023
Current Fiscal Year End Date	--12-30
Entity File Number	001-35588
Entity Registrant Name	Franchise Group, Inc.
Entity Central Index Key	0001528930
Entity Tax Identification Number	27-3561876
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	109 Innovation Court
Entity Address, Address Line Two	Suite J
Entity Address, City or Town	Delaware
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43015
City Area Code	740
Local Phone Number	363-2222
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FRG
Security Exchange Name	NASDAQ
Series A Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
Trading Symbol	FRGAP
Security Exchange Name	NASDAQ